Other Financial Liabilities	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Other Financial Liabilities
16.	OTHER FINANCIAL LIABILITIES
The Company’s other financial liabilities were as follows, as at:

	January 31, 2024	January 31, 2023
Dealer holdback programs and customer deposits	$40.1	$48.0
Due to Bombardier Inc. (Note 30)	22.4	22.7
Derivative financial instruments	7.8	41.2
Non-controlling interest liability (Note 5)	26.4	20.8
Other	14.2	17.8
Total other financial liabilities	$110.9	$150.5
Current	45.8	90.7
Non-current [a]	65.1	59.8
Total other financial liabilities	$110.9	$150.5
[a]
The
non-current
portion is mainly comprised of the amount due to Bombardier Inc. in connection with indemnification related to income taxes and the amount of the non-controlling
interest liability.